Fees and Expenses	Dec. 31, 2025 USD ($)
FRANKLIN CONSERVATIVE ALLOCATION FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 82 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN CONSERVATIVE ALLOCATION FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN CONSERVATIVE ALLOCATION FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.11%	0.10%	0.08%	0.10%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	[1]	0.82%	1.58%	1.07%	0.55%	0.57%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.02%)	0.00%
Net Expenses (as a percentage of Assets)		0.82%	1.58%	1.07%	0.53%	0.57%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN CONSERVATIVE ALLOCATION FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 629	$ 261	$ 109	$ 54	$ 58
Expense Example, with Redemption, 3 Years	797	499	340	174	183
Expense Example, with Redemption, 5 Years	979	861	589	305	318
Expense Example, with Redemption, 10 Years	$ 1,506	$ 1,675	$ 1,304	$ 687	$ 713

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN CONSERVATIVE ALLOCATION FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	$ 1,675

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.73% of the average value of its portfolio.

Portfolio Turnover, Rate	23.73%
FRANKLIN MODERATE ALLOCATION FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 82 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN MODERATE ALLOCATION FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN MODERATE ALLOCATION FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.10%	0.10%	0.10%	0.06%	0.11%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	[1]	0.82%	1.57%	1.07%	0.53%	0.58%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.02%)	0.00%
Net Expenses (as a percentage of Assets)		0.82%	1.57%	1.07%	0.51%	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN MODERATE ALLOCATION FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 629	$ 260	$ 109	$ 52	$ 59
Expense Example, with Redemption, 3 Years	797	496	340	168	186
Expense Example, with Redemption, 5 Years	979	856	589	295	323
Expense Example, with Redemption, 10 Years	$ 1,506	$ 1,667	$ 1,304	$ 663	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN MODERATE ALLOCATION FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 160
Expense Example, No Redemption, 3 Years	496
Expense Example, No Redemption, 5 Years	856
Expense Example, No Redemption, 10 Years	$ 1,667

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.18% of the average value of its portfolio.

Portfolio Turnover, Rate	25.18%
FRANKLIN GROWTH ALLOCATION FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 82 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 98 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN GROWTH ALLOCATION FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GROWTH ALLOCATION FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.12%	0.12%	0.12%	0.08%	0.12%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	0.83%	1.58%	1.08%	0.54%	0.58%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.03%)	0.00%
Net Expenses (as a percentage of Assets)		0.83%	1.58%	1.08%	0.51%	0.58%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GROWTH ALLOCATION FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 630	$ 261	$ 110	$ 52	$ 59
Expense Example, with Redemption, 3 Years	800	499	343	170	186
Expense Example, with Redemption, 5 Years	985	861	595	299	323
Expense Example, with Redemption, 10 Years	$ 1,519	$ 1,678	$ 1,317	$ 675	$ 725

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN GROWTH ALLOCATION FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 161
Expense Example, No Redemption, 3 Years	499
Expense Example, No Redemption, 5 Years	861
Expense Example, No Redemption, 10 Years	$ 1,678

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28.92% of the average value of its portfolio.

Portfolio Turnover, Rate	28.92%
FRANKLIN COREFOLIO ALLOCATION FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 33 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 77 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN COREFOLIO ALLOCATION FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN COREFOLIO ALLOCATION FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.00%	0.00%	0.00%	0.00%	0.00%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.13%	0.13%	0.13%	0.17%	0.13%
Acquired Fund Fees and Expenses		0.61%	0.61%	0.61%	0.61%	0.61%
Expenses (as a percentage of Assets)	[1]	0.99%	1.74%	1.24%	0.78%	0.74%
Fee Waiver or Reimbursement	[2]	0.00%	0.00%	0.00%	(0.09%)	0.00%
Net Expenses (as a percentage of Assets)		0.99%	1.74%	1.24%	0.69%	0.74%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03% until April 30, 2027. During its term, this fee agreement may not be terminated or amended without approval of the board of trustees except to add series and classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN COREFOLIO ALLOCATION FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 645	$ 277	$ 126	$ 70	$ 76
Expense Example, with Redemption, 3 Years	847	549	393	240	237
Expense Example, with Redemption, 5 Years	1,066	945	680	424	412
Expense Example, with Redemption, 10 Years	$ 1,696	$ 1,855	$ 1,500	$ 957	$ 919

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN COREFOLIO ALLOCATION FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 177
Expense Example, No Redemption, 3 Years	549
Expense Example, No Redemption, 5 Years	945
Expense Example, No Redemption, 10 Years	$ 1,855

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.28% of the average value of its portfolio.

Portfolio Turnover, Rate	9.28%
FRANKLIN GLOBAL ALLOCATION FUND
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 51 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 90 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - FRANKLIN GLOBAL ALLOCATION FUND	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $250,000 or more (see "Investments of $250,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - FRANKLIN GLOBAL ALLOCATION FUND		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	0.11%	0.11%	0.08%	0.11%
Acquired Fund Fees and Expenses		0.08%	0.08%	0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)	[1]	1.02%	1.77%	1.27%	0.74%	0.77%
Fee Waiver or Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)	(0.05%)	(0.02%)
Net Expenses (as a percentage of Assets)		1.00%	1.75%	1.25%	0.69%	0.75%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.70% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - FRANKLIN GLOBAL ALLOCATION FUND - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 646	$ 278	$ 127	$ 70	$ 77
Expense Example, with Redemption, 3 Years	854	556	400	231	244
Expense Example, with Redemption, 5 Years	1,080	958	694	406	426
Expense Example, with Redemption, 10 Years	$ 1,727	$ 1,886	$ 1,530	$ 913	$ 953

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - FRANKLIN GLOBAL ALLOCATION FUND	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 178
Expense Example, No Redemption, 3 Years	556
Expense Example, No Redemption, 5 Years	958
Expense Example, No Redemption, 10 Years	$ 1,886

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33.16% of the average value of its portfolio.

Portfolio Turnover, Rate	33.16%
Franklin LifeSmart Retirement Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 53 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart Retirement Income Fund	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart Retirement Income Fund		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.49%	0.49%	0.49%	0.55%	0.49%
Acquired Fund Fees and Expenses		0.37%	0.37%	0.37%	0.37%	0.37%
Expenses (as a percentage of Assets)	[1]	1.36%	2.11%	1.61%	1.17%	1.11%
Fee Waiver or Reimbursement	[2]	(0.69%)	(0.69%)	(0.69%)	(0.80%)	(0.69%)
Net Expenses (as a percentage of Assets)		0.67%	1.42%	0.92%	0.37%	0.42%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense, acquired fund fees and expenses, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.05% for each share class except Class R6 and 0.00% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart Retirement Income Fund - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 615	$ 245	$ 94	$ 38	$ 43
Expense Example, with Redemption, 3 Years	893	595	440	293	284
Expense Example, with Redemption, 5 Years	1,192	1,071	810	568	545
Expense Example, with Redemption, 10 Years	$ 2,039	$ 2,194	$ 1,851	$ 1,351	$ 1,291

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart Retirement Income Fund	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 145
Expense Example, No Redemption, 3 Years	595
Expense Example, No Redemption, 5 Years	1,071
Expense Example, No Redemption, 10 Years	$ 2,194

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.82% of the average value of its portfolio.

Portfolio Turnover, Rate	32.82%
Franklin LifeSmart 2020 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2020 Retirement Target Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2020 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.69%	0.69%	0.68%	4.25%	0.69%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	[1]	1.41%	2.16%	1.65%	4.72%	1.16%
Fee Waiver or Reimbursement	[2]	(0.71%)	(0.71%)	(0.70%)	(4.32%)	(0.71%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2020 Retirement Target Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	906	608	452	1,031	298
Expense Example, with Redemption, 5 Years	1,215	1,095	831	2,027	569
Expense Example, with Redemption, 10 Years	$ 2,091	$ 2,246	$ 1,896	$ 4,541	$ 1,345

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2020 Retirement Target Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	608
Expense Example, No Redemption, 5 Years	1,095
Expense Example, No Redemption, 10 Years	$ 2,246

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.07% of the average value of its portfolio.

Portfolio Turnover, Rate	20.07%
Franklin LifeSmart 2025 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2025 Retirement Target Fund	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2025 Retirement Target Fund		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.25%	0.25%	0.25%	0.72%	0.25%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	[1]	0.97%	1.72%	1.22%	1.19%	0.72%
Fee Waiver or Reimbursement	[2]	(0.27%)	(0.27%)	(0.27%)	(0.79%)	(0.27%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2025 Retirement Target Fund - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	817	516	360	300	203
Expense Example, with Redemption, 5 Years	1,033	908	644	579	374
Expense Example, with Redemption, 10 Years	$ 1,653	$ 1,809	$ 1,454	$ 1,374	$ 870

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2025 Retirement Target Fund	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	516
Expense Example, No Redemption, 5 Years	908
Expense Example, No Redemption, 10 Years	$ 1,809

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20.97% of the average value of its portfolio.

Portfolio Turnover, Rate	20.97%
Franklin LifeSmart 2030 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2030 Retirement Target Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2030 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.33%	0.33%	0.33%	0.58%	0.33%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	[1]	1.05%	1.80%	1.30%	1.05%	0.80%
Fee Waiver or Reimbursement	[2]	(0.35%)	(0.35%)	(0.35%)	(0.65%)	(0.35%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2030 Retirement Target Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	834	532	378	269	220
Expense Example, with Redemption, 5 Years	1,067	942	680	516	410
Expense Example, with Redemption, 10 Years	$ 1,733	$ 1,890	$ 1,537	$ 1,224	$ 958

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2030 Retirement Target Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	532
Expense Example, No Redemption, 5 Years	942
Expense Example, No Redemption, 10 Years	$ 1,890

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23.91% of the average value of its portfolio.

Portfolio Turnover, Rate	23.91%
Franklin LifeSmart 2035 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2035 Retirement Target Fund	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2035 Retirement Target Fund		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.23%	0.23%	0.23%	0.52%	0.23%
Acquired Fund Fees and Expenses		0.22%	0.22%	0.22%	0.22%	0.22%
Expenses (as a percentage of Assets)	[1]	0.95%	1.70%	1.20%	0.99%	0.70%
Fee Waiver or Reimbursement	[2]	(0.25%)	(0.25%)	(0.25%)	(0.59%)	(0.25%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2035 Retirement Target Fund - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	813	512	356	257	199
Expense Example, with Redemption, 5 Years	1,024	900	635	490	365
Expense Example, with Redemption, 10 Years	$ 1,631	$ 1,788	$ 1,431	$ 1,161	$ 846

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2035 Retirement Target Fund	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	512
Expense Example, No Redemption, 5 Years	900
Expense Example, No Redemption, 10 Years	$ 1,788

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.89% of the average value of its portfolio.

Portfolio Turnover, Rate	22.89%
Franklin LifeSmart 2040 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2040 Retirement Target Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2040 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.37%	0.37%	0.37%	0.40%	0.37%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	1.08%	1.83%	1.33%	0.86%	0.83%
Fee Waiver or Reimbursement	[2]	(0.38%)	(0.38%)	(0.38%)	(0.46%)	(0.38%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2040 Retirement Target Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	840	540	384	229	227
Expense Example, with Redemption, 5 Years	1,079	956	692	433	423
Expense Example, with Redemption, 10 Years	$ 1,765	$ 1,920	$ 1,568	$ 1,019	$ 990

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2040 Retirement Target Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	540
Expense Example, No Redemption, 5 Years	956
Expense Example, No Redemption, 10 Years	$ 1,920

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.11% of the average value of its portfolio.

Portfolio Turnover, Rate	24.11%
Franklin LifeSmart 2045 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2045 Retirement Target Fund	CLASS A		CLASS C	CLASS R	Class R6	ADVISOR CLASS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2045 Retirement Target Fund		CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.29%	0.29%	0.29%	0.24%	0.29%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	1.00%	1.75%	1.25%	0.70%	0.75%
Fee Waiver or Reimbursement	[2]	(0.30%)	(0.30%)	(0.30%)	(0.30%)	(0.30%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2045 Retirement Target Fund - USD ($)	CLASS A	CLASS C	CLASS R	Class R6	ADVISOR CLASS
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	824	522	367	194	209
Expense Example, with Redemption, 5 Years	1,046	921	658	360	387
Expense Example, with Redemption, 10 Years	$ 1,683	$ 1,838	$ 1,485	$ 842	$ 903

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2045 Retirement Target Fund	CLASS C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	522
Expense Example, No Redemption, 5 Years	921
Expense Example, No Redemption, 10 Years	$ 1,838

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.67% of the average value of its portfolio.

Portfolio Turnover, Rate	22.67%
Franklin LifeSmart 2050 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2050 Retirement Target Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2050 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.47%	0.47%	0.47%	0.71%	0.47%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	1.18%	1.93%	1.43%	1.17%	0.93%
Fee Waiver or Reimbursement	[2]	(0.48%)	(0.48%)	(0.48%)	(0.77%)	(0.48%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2050 Retirement Target Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	860	560	405	296	248
Expense Example, with Redemption, 5 Years	1,121	998	735	570	467
Expense Example, with Redemption, 10 Years	$ 1,864	$ 2,020	$ 1,671	$ 1,352	$ 1,098

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2050 Retirement Target Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	560
Expense Example, No Redemption, 5 Years	998
Expense Example, No Redemption, 10 Years	$ 2,020

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.54% of the average value of its portfolio.

Portfolio Turnover, Rate	25.54%
Franklin LifeSmart 2055 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2055 Retirement Target Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2055 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.62%	0.61%	0.61%	1.72%	0.62%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	1.33%	2.07%	1.57%	2.18%	1.08%
Fee Waiver or Reimbursement	[2]	(0.63%)	(0.62%)	(0.62%)	(1.78%)	(0.63%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2055 Retirement Target Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	889	589	435	510	281
Expense Example, with Redemption, 5 Years	1,181	1,056	797	1,005	534
Expense Example, with Redemption, 10 Years	$ 2,011	$ 2,160	$ 1,815	$ 2,372	$ 1,261

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2055 Retirement Target Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	589
Expense Example, No Redemption, 5 Years	1,056
Expense Example, No Redemption, 10 Years	$ 2,160

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.11% of the average value of its portfolio.

Portfolio Turnover, Rate	22.11%
Franklin LifeSmart 2060 Retirement Target Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Advisor Class shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 192 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 106 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees
Shareholder Fees [Table]
Shareholder Fees - Franklin LifeSmart 2060 Retirement Target Fund	Class A		Class C	Class R	Class R6	Advisor Class
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		0.00%	0.00%	0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%	[1]	1.00%	0.00%	0.00%	0.00%
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - Franklin LifeSmart 2060 Retirement Target Fund		Class A	Class C	Class R	Class R6	Advisor Class
Management Fees (as a percentage of Assets)		0.25%	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.50%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		2.04%	2.04%	2.04%	2.90%	2.05%
Acquired Fund Fees and Expenses		0.21%	0.21%	0.21%	0.21%	0.21%
Expenses (as a percentage of Assets)	[1]	2.75%	3.50%	3.00%	3.36%	2.51%
Fee Waiver or Reimbursement	[2]	(2.05%)	(2.05%)	(2.05%)	(2.96%)	(2.06%)
Net Expenses (as a percentage of Assets)		0.70%	1.45%	0.95%	0.40%	0.45%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027	April 30, 2027
[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.45% for each share class except Class R6 and 0.40% for Class R6. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.00%. These contractual arrangements are expected to continue until April 30, 2027. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
Expense Example - Franklin LifeSmart 2060 Retirement Target Fund - USD ($)	Class A	Class C	Class R	Class R6	Advisor Class
Expense Example, with Redemption, 1 Year	$ 618	$ 248	$ 97	$ 41	$ 46
Expense Example, with Redemption, 3 Years	1,172	884	734	755	584
Expense Example, with Redemption, 5 Years	1,752	1,642	1,397	1,493	1,149
Expense Example, with Redemption, 10 Years	$ 3,319	$ 3,469	$ 3,172	$ 3,447	$ 2,689

Expense Example, No Redemption, By Year, Caption [Text]	If you do not sell your shares:
Expense Example, No Redemption [Table]
Expense Example, No Redemption - Franklin LifeSmart 2060 Retirement Target Fund	Class C USD ($)
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	884
Expense Example, No Redemption, 5 Years	1,642
Expense Example, No Redemption, 10 Years	$ 3,469

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.70% of the average value of its portfolio.

Portfolio Turnover, Rate	19.70%